TRADE RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables Details Abstract
Trade receivables, gross	$ 1.3	$ 5.3
Allowances	0.0	(0.7)
Trade receivables, net	$ 1.3	$ 4.6